                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21861
                                  ----------------------------------------------

                      AMERICAN CENTURY GROWTH FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                   64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  7-31
                        --------------------------------------------------------

Date of reporting period: 7-31-2006
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

American Century Investments
ANNUAL REPORT

JULY 31, 2006

[photo of fall trees]

Legacy Focused Large Cap Fund
Legacy Large Cap Fund
Legacy Multi Cap Fund

[american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

LEGACY FOCUSED LARGE CAP

LEGACY LARGE CAP

LEGACY MULTI CAP

FINANCIAL STATEMENTS

OTHER INFORMATION
Management  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 39
Approval of Management Agreement for Legacy Focused

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made  by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Legacy Focused Large Cap, Legacy Large Cap and Legacy Multi Cap funds from their inception May 31, 2006 through July 31, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our
Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site presents American Century's strategic collaboration with Lance
Armstrong and the Lance Armstrong Foundation (LAF). Our campaign, featuring
Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides this exciting collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
Fortune magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------

Legacy Focused Large Cap - Performance

TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
                                                    SINCE            INCEPTION
                                                 INCEPTION(1)           DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                      1.10%              5/31/06
--------------------------------------------------------------------------------
S&P 500 INDEX(2)                                    0.75%                --
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX(2)                       -2.29%                --
--------------------------------------------------------------------------------
Institutional Class                                 1.10%              5/31/06
--------------------------------------------------------------------------------
Advisor Class                                       1.10%              5/31/06
--------------------------------------------------------------------------------
R Class                                             1.00%              5/31/06
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not
annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund is considered non-diversified, which may subject the fund to risk because a price change in any one security may have a greater impact than would be the case if the fund were diversified. The fund's investment process may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Legacy Focused Large Cap - Portfolio Commentary

PORTFOLIO MANAGERS: HAROLD BRADLEY AND SHEILA DAVIS

American Century Legacy Focused Large Cap gained 1.10%* in the 2-month period ended July 31, 2006, surpassing the 0.75% return of the Standard & Poor's 500
Index.

American Century Investments launched Legacy Focused Large Cap on May 31, 2006.
The portfolio invests exclusively in large-cap stocks using an enhanced quantitative version of American Century's traditional growth investing process.

Harold Bradley, American Century's chief investment officer of small- and mid-cap growth portfolios, and Sheila Davis, portfolio manager, manage Legacy
Focused Large Cap. Mr. Bradley also serves as lead portfolio manager for the
American Century New Opportunities, New Opportunities II and Select portfolios.

ECONOMIC & MARKET REVIEW

Rising inflation and slowing economic growth pressured U.S. equity markets in the first two months after Legacy Focused Large Cap's inception. But markets seemed to find more solid footing toward the end of the period as signs increased that the Federal Reserve finally might stall its 2-year campaign of interest rate hikes.

The Fed raised its short-term interest rate target once in the period to 5.25%, marking the 17th consecutive increase of 25 basis points. But conflicting data on whether those rate hikes had stamped out inflation left markets gyrating throughout the first six weeks of the period.

However, markets rallied in late July after Fed chairman Ben Bernanke told the
Senate Banking Committee that he expected inflation to gradually decline in coming months. In addition, the economy grew at just a 2.5% rate in the second quarter of 2006, down from a 5.6% pace in the first quarter. The lower-than-expected growth figure boosted the notion that the Fed had succeeded in engineering a so-called "soft landing" in the economy that would ease inflationary pressures.

GOOD SECTOR POSITIONING

Legacy Focused Large Cap's investment process guided it to advantageous positions in several sectors during the period. The portfolio benefited on a relative basis from a substantial underweight in the information technology sector, which has suffered from a variety of troubling news for large-cap technology players.

Overweight stakes in the energy and telecommunications sectors also boosted relative performance, with investors

TOP TEN HOLDINGS
AS OF JULY 31, 2006
--------------------------------------------------------------------------------
                                                       % OF NET ASSETS
                                                        AS OF 7/31/06
--------------------------------------------------------------------------------
Celgene Corp.                                                3.8%
--------------------------------------------------------------------------------
AT&T Inc.                                                    3.6%
--------------------------------------------------------------------------------
Bear Stearns Companies Inc. (The)                            3.6%
--------------------------------------------------------------------------------
Hess Corp.                                                   3.5%
--------------------------------------------------------------------------------
Wells Fargo & Co.                                            3.4%
--------------------------------------------------------------------------------
Quest Diagnostics Inc.                                       3.4%
--------------------------------------------------------------------------------
Chevron Corp.                                                3.4%
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                   3.4%
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                              3.4%
--------------------------------------------------------------------------------
Campbell Soup Co.                                            3.4%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.    (continued)

------

Legacy Focused Large Cap - Portfolio Commentary

continuing to flock toward stocks in the former as crude oil prices and gasoline remained near all-time highs.

However, the portfolio's average weight in industrial stocks almost doubled that of the benchmark during the period. Though that sector performed well earlier in
2006 as economic growth peaked, it suffered when economic growth slowed in the second quarter as investors increasingly shifted toward traditionally defensive sectors such as utilities and health care. Legacy Focused Large Cap maintained underweight stakes in both of those sectors, trimming its relative return.

ENERGY, TELECOM STAKES WORK

During the period, the portfolio invested in four energy stocks, all on the exploration and production side of the business. Three of them--Occidental
Petroleum, Chevron and Hess Corp.--landed among the portfolio's 10 leading absolute performers.

Within the telecom sector, investors steered toward diversified telecom holdings. The portfolio's stakes in both AT&T and Verizon benefited from that shift. Meanwhile, shares of Legacy Focused Large Cap's heaviest individual weighting, drug maker Celgene, gained 15%, ranking as the portfolio's top individual performer.

MACHINERY BREAKS DOWN

Legacy Focused Large Cap reduced its weight in the industrials sector as the period progressed. But its average overweight position in the sector throughout the period hindered performance, as five of the portfolio's 10 leading absolute detractors came from that sector.

Specifically, the portfolio's stake in machinery stocks struggled, with Deere &
Co. faring worse than any other stock in the portfolio. Its shares sank 15% as its sales slid, with drought conditions in some U.S. agricultural regions further threatening sales later this year.

INVESTMENT PHILOSOPHY

Legacy Focused Large Cap employs financial acceleration and price momentum characteristics to identify investment opportunities. James Stowers, Jr.,
American Century's founder, developed the company's initial acceleration and momentum model in the 1970s. Legacy Focused Large Cap enhances this traditional
American Century approach. It uses a quantitative model consisting of additional financial and market factors that aim to exploit large-cap investment opportunities across the growth and value spectrum, depending on the economic cycle.

TOP FIVE INDUSTRIES
AS OF JULY 31, 2006
--------------------------------------------------------------------------------
                                                       % OF NET ASSETS
                                                        AS OF 7/31/06
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                 13.7%
--------------------------------------------------------------------------------
Capital Markets                                             10.2%
--------------------------------------------------------------------------------
Diversified Telecommunication Services                       6.8%
--------------------------------------------------------------------------------
Pharmaceuticals                                              6.8%
--------------------------------------------------------------------------------
Machinery                                                    6.7%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                       % OF NET ASSETS
                                                        AS OF 7/31/06
--------------------------------------------------------------------------------
Domestic Common Stocks                                      81.6%
--------------------------------------------------------------------------------
Foreign Common Stocks(1)                                    16.1%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                         97.7%
--------------------------------------------------------------------------------
Other Assets and Liabilities                                 2.3%
--------------------------------------------------------------------------------

(1) Includes depositary shares, dual listed securities, and foreign ordinary shares.

------

Legacy Focused Large Cap - Schedule of Investments

JULY 31, 2006

Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.7%

AEROSPACE & DEFENSE -- 3.1%
--------------------------------------------------------------------------------
 2,828    General Dynamics Corp.                                      $  189,533
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 2.9%
--------------------------------------------------------------------------------
 3,788    Expeditors International
          of Washington, Inc.                                            172,240
--------------------------------------------------------------------------------
AUTOMOBILES -- 3.1%
--------------------------------------------------------------------------------
 5,753    Honda Motor Co. Ltd. ADR                                       189,561
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 3.8%
--------------------------------------------------------------------------------
 4,794    Celgene Corp.(1)                                               229,585
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 10.2%
--------------------------------------------------------------------------------
 1,534    Bear Stearns Companies Inc. (The)                              217,628
--------------------------------------------------------------------------------
 1,343    Goldman Sachs Group, Inc. (The)                                205,143
--------------------------------------------------------------------------------
 2,887    Morgan Stanley                                                 191,986
--------------------------------------------------------------------------------
                                                                         614,757
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 5.5%
--------------------------------------------------------------------------------
 1,769    PNC Financial Services Group                                   125,316
--------------------------------------------------------------------------------
 2,875    Wells Fargo & Co.                                              207,977
--------------------------------------------------------------------------------
                                                                         333,293
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.3%
--------------------------------------------------------------------------------
 3,835    Bank of America Corp.                                          197,618
--------------------------------------------------------------------------------
DIVERSIFIED
TELECOMMUNICATION SERVICES -- 6.8%
--------------------------------------------------------------------------------
 7,288    AT&T Inc.                                                      218,567
--------------------------------------------------------------------------------
 5,744    Verizon Communications Inc.                                    194,262
--------------------------------------------------------------------------------
                                                                         412,829
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 3.2%
--------------------------------------------------------------------------------
 4,477    FPL Group, Inc.                                                193,138
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 6.6%
--------------------------------------------------------------------------------
 5,560    Campbell Soup Co.                                              203,941
--------------------------------------------------------------------------------
 4,028    Kellogg Co.                                                    194,029
--------------------------------------------------------------------------------
                                                                         397,970
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 3.4%
--------------------------------------------------------------------------------
 3,454    Quest Diagnostics Inc.                                         207,654
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 3.0%
--------------------------------------------------------------------------------
 1,887    Garmin Ltd.(1)                                                 179,246
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
INSURANCE -- 3.3%
--------------------------------------------------------------------------------
 3,454    Lincoln National Corp.                                      $  195,773
--------------------------------------------------------------------------------
IT SERVICES -- 3.3%
--------------------------------------------------------------------------------
 4,859    Infosys Technologies Ltd. ADR                                  199,656
--------------------------------------------------------------------------------
MACHINERY -- 6.7%
--------------------------------------------------------------------------------
 2,495    Paccar Inc.                                                    201,471
--------------------------------------------------------------------------------
 3,835    Volvo AB ADR                                                   203,524
--------------------------------------------------------------------------------
                                                                         404,995
--------------------------------------------------------------------------------
MEDIA -- 3.2%
--------------------------------------------------------------------------------
10,167    News Corp. Cl A                                                195,613
--------------------------------------------------------------------------------
METALS & MINING -- 3.1%
--------------------------------------------------------------------------------
 3,454    Nucor Corp.                                                    183,649
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 13.7%
--------------------------------------------------------------------------------
 3,146    Chevron Corp.                                                  206,944
--------------------------------------------------------------------------------
 4,028    Hess Corp.                                                     213,081
--------------------------------------------------------------------------------
 6,903    Norsk Hydro ASA ADR                                            199,497
--------------------------------------------------------------------------------
 1,920    Occidental Petroleum Corp.                                     206,880
--------------------------------------------------------------------------------
                                                                         826,402
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 6.8%
--------------------------------------------------------------------------------
   654    Abbott Laboratories                                             31,242
--------------------------------------------------------------------------------
 7,672    Bristol-Myers Squibb Co.                                       183,898
--------------------------------------------------------------------------------
 4,811    Merck & Co., Inc.                                              193,738
--------------------------------------------------------------------------------
                                                                         408,878
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.7%
--------------------------------------------------------------------------------
 6,399    Limited Brands, Inc.                                           160,999
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 97.7%
(Cost $5,708,067)                                                      5,893,389
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 2.3%                                     136,261
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                            $6,029,650
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------

Legacy Large Cap - Performance

TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
                                                    SINCE           INCEPTION
                                                 INCEPTION(1)          DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                      1.50%             5/31/06
--------------------------------------------------------------------------------
S&P 500 INDEX(2)                                    0.75%               --
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX(2)                       -2.29%               --
--------------------------------------------------------------------------------
Institutional Class                                 1.50%             5/31/06
--------------------------------------------------------------------------------
Advisor Class                                       1.40%             5/31/06
--------------------------------------------------------------------------------
R Class                                             1.40%             5/31/06
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not
annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Legacy Large Cap - Portfolio Commentary

PORTFOLIO MANAGERS: HAROLD BRADLEY AND SHEILA DAVIS

American Century Legacy Large Cap gained 1.50%* in the 2-month period ended July
31, 2006, surpassing the 0.75% return of the Standard & Poor's 500 Index.

American Century Investments launched Legacy Large Cap on May 31, 2006. The portfolio invests exclusively in large-cap stocks using an enhanced quantitative version of American Century's traditional growth investing process.

Harold Bradley, American Century's chief investment officer of small- and mid-cap growth portfolios, and Sheila Davis, portfolio manager, manage Legacy
Large Cap. Mr. Bradley also serves as lead portfolio manager for the American
Century New Opportunities, New Opportunities II and Select portfolios.

ECONOMIC & MARKET REVIEW

Rising inflation and slowing economic growth pressured U.S. equity markets in the first two months after Legacy Large Cap's inception. But markets seemed to find more solid footing toward the end of the period as signs increased that the
Federal Reserve finally might stall its 2-year campaign of interest rate hikes.

The Fed raised its short-term interest rate target once in the period to 5.25%, marking the 17th consecutive increase of 25 basis points. But conflicting data on whether those rate hikes had stamped out inflation left markets gyrating throughout the first six weeks of the period.

However, markets rallied in late July after Fed chairman Ben Bernanke told the
Senate Banking Committee that he expected inflation to gradually decline in coming months. In addition, the economy grew at just a 2.5% rate in the second quarter of 2006, down from a 5.6% pace in the first quarter. The lower-than-expected growth figure boosted the notion that the Fed had succeeded in engineering a so-called "soft landing" in the economy that would ease inflationary pressures.

GOOD SECTOR POSITIONING

Legacy Large Cap's investment process guided it to advantageous positions in several sectors during the 2-month period.

The portfolio benefited on a relative basis from a substantial underweight in the information technology sector, which has suffered from a variety of troubling events for large-cap technology players. Likewise, an underweight stake in consumer discretionary stocks boosted relative performance as that sector felt the impact of rising fuel prices and interest rates.

TOP TEN HOLDINGS

AS OF JULY 31, 2006

--------------------------------------------------------------------------------
                                                      % OF NET ASSETS
                                                       AS OF 7/31/06
--------------------------------------------------------------------------------
Celgene Corp.                                               2.3%
--------------------------------------------------------------------------------
Bear Stearns Companies Inc. (The)                           2.3%
--------------------------------------------------------------------------------
AT&T Inc.                                                   2.2%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                           2.2%
--------------------------------------------------------------------------------
Valero Energy Corp.                                         2.1%
--------------------------------------------------------------------------------
Chevron Corp.                                               2.1%
--------------------------------------------------------------------------------
Merck & Co., Inc.                                           2.1%
--------------------------------------------------------------------------------
Loews Corp.                                                 2.1%
--------------------------------------------------------------------------------
Danaher Corp.                                               2.1%
--------------------------------------------------------------------------------
Wells Fargo & Co.                                           2.1%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.   (continued)

------

Legacy Large Cap - Portfolio Commentary

An overweight stake in the energy sector also boosted the portfolio's relative and absolute performance. Investors continued to flock toward the sector as crude oil prices and gasoline remained near all-time highs while natural gas prices rebounded from the impact of a mild winter earlier this year. Its positioning in the sector typifies the manner in which the portfolio, through its model, aims to tap surging areas of the market.

On the other hand, investors in the period also shifted toward traditionally defensive sectors such as utilities and health care. Legacy Large Cap maintained underweight stakes in both of those sectors, denting its relative return.
Specific stock picks in both technology and consumer discretionary also crimped the portfolio's total return.

ENERGY LEADS, RAILS RETREAT

All of the portfolio's energy investments during the period took place on the exploration and production side of the business. Four of those picks, led by
Chevron, landed on Legacy Large Cap's list of 10 leading absolute performers.

Meanwhile, shares of Legacy Large Cap's heaviest individual weighting, drug maker Celgene, gained 15%, ranking as the portfolio's top individual performer in the period.

On the downside, railroad stocks enjoyed a surging economy early in 2006--and haven't enjoyed the increasingly evident economic slowdown. Stakes in Norfolk
Southern and Union Pacific ranked among the portfolio's worst performers in the period.

While investors cheered large, diversified telecom stocks in the period, they jeered shares of wireless companies, as they have most of this year. Partly as a result, Legacy Large Cap's stake in NTT DoCoMo, a Japan-based provider of wireless services, topped the portfolio's list of absolute detractors as its shares slumped 11%.

INVESTMENT PHILOSOPHY

Legacy Large Cap employs financial acceleration and price momentum characteristics to identify investment opportunities. James Stowers, Jr.,
American Century's founder, developed the company's initial acceleration and momentum model in the 1970s. Legacy Large Cap enhances this traditional American
Century approach. It uses a quantitative model consisting of additional financial and market factors that aim to exploit large-cap investment opportunities across the growth and value spectrum, depending on the economic cycle.

TOP FIVE INDUSTRIES
AS OF JULY 31, 2006
--------------------------------------------------------------------------------
                                                       % OF NET ASSETS
                                                        AS OF 7/31/06
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                 22.2%
--------------------------------------------------------------------------------
Commercial Banks                                            11.0%
--------------------------------------------------------------------------------
Insurance                                                    8.0%
--------------------------------------------------------------------------------
Capital Markets                                              8.0%
--------------------------------------------------------------------------------
Pharmaceuticals                                              7.7%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                       % OF NET ASSETS
                                                        AS OF 7/31/06
--------------------------------------------------------------------------------
Domestic Common Stocks                                      73.5%
--------------------------------------------------------------------------------
Foreign Common Stocks(1)                                    25.3%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                         98.8%
--------------------------------------------------------------------------------
Other Assets and Liabilities                                 1.2%
--------------------------------------------------------------------------------

(1) Includes depositary shares, dual listed securities, and foreign ordinary shares.

------

Legacy Large Cap - Schedule of Investments

JULY 31, 2006

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.8%

AUTOMOBILES -- 1.9%
--------------------------------------------------------------------------------
2,561    Honda Motor Co. Ltd. ADR                                     $   84,385
--------------------------------------------------------------------------------
BEVERAGES -- 2.0%
--------------------------------------------------------------------------------
1,849    Anheuser-Busch Companies, Inc.                                   89,029
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 6.2%
--------------------------------------------------------------------------------
2,132    Celgene Corp.(1)                                                102,101
--------------------------------------------------------------------------------
1,088    Genentech, Inc.(1)                                               87,932
--------------------------------------------------------------------------------
1,443    Gilead Sciences, Inc.(1)                                         88,716
--------------------------------------------------------------------------------
                                                                         278,749
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 8.0%
--------------------------------------------------------------------------------
  710    Bear Stearns Companies Inc. (The)                               100,727
--------------------------------------------------------------------------------
1,565    Credit Suisse Group ADR                                          87,484
--------------------------------------------------------------------------------
  571    Goldman Sachs Group, Inc. (The)                                  87,220
--------------------------------------------------------------------------------
1,211    Morgan Stanley                                                   80,532
--------------------------------------------------------------------------------
                                                                         355,963
--------------------------------------------------------------------------------
CHEMICALS -- 2.0%
--------------------------------------------------------------------------------
1,849    Bayer AG                                                         91,026
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 11.0%
--------------------------------------------------------------------------------
1,990    BB&T Corporation                                                 83,560
--------------------------------------------------------------------------------
2,366    KeyCorp                                                          87,305
--------------------------------------------------------------------------------
2,354    National City Corp.                                              84,744
--------------------------------------------------------------------------------
  778    PNC Financial Services Group                                     55,114
--------------------------------------------------------------------------------
2,705    U.S. Bancorp                                                     86,560
--------------------------------------------------------------------------------
1,281    Wells Fargo & Co.                                                92,668
--------------------------------------------------------------------------------
                                                                         489,951
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.0%
--------------------------------------------------------------------------------
1,708    Bank of America Corp.                                            88,013
--------------------------------------------------------------------------------
DIVERSIFIED
TELECOMMUNICATION SERVICES -- 4.1%
--------------------------------------------------------------------------------
3,271    AT&T Inc.                                                        98,097
--------------------------------------------------------------------------------
2,561    Swisscom AG ADR                                                  84,257
--------------------------------------------------------------------------------
                                                                         182,354
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.0%
--------------------------------------------------------------------------------
2,115    FPL Group, Inc.                                                  91,241
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.8%
--------------------------------------------------------------------------------
3,500    Kroger Co. (The)                                                 80,255
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 4.0%
--------------------------------------------------------------------------------
2,418    Campbell Soup Co.                                                88,692
--------------------------------------------------------------------------------
1,849    Kellogg Co.                                                      89,067
--------------------------------------------------------------------------------
                                                                         177,759
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.9%
--------------------------------------------------------------------------------
1,160    WellPoint Inc.(1)                                                86,420
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 2.0%
--------------------------------------------------------------------------------
2,468    McDonald's Corporation                                           87,343
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------
INSURANCE -- 8.0%
--------------------------------------------------------------------------------
1,708    Chubb Corp.                                                  $   86,117
--------------------------------------------------------------------------------
1,565    Lincoln National Corp.                                           88,704
--------------------------------------------------------------------------------
2,561    Loews Corp.                                                      94,912
--------------------------------------------------------------------------------
1,888    St. Paul Travelers
         Companies, Inc. (The)                                            86,470
--------------------------------------------------------------------------------
                                                                         356,203
--------------------------------------------------------------------------------
IT SERVICES -- 2.0%
--------------------------------------------------------------------------------
2,205    Infosys Technologies Ltd. ADR                                    90,603
--------------------------------------------------------------------------------
MACHINERY -- 6.2%
--------------------------------------------------------------------------------
1,422    Danaher Corp.                                                    92,714
--------------------------------------------------------------------------------
1,139    Paccar Inc.                                                      91,974
--------------------------------------------------------------------------------
1,708    Volvo AB ADR                                                     90,644
--------------------------------------------------------------------------------
                                                                         275,332
--------------------------------------------------------------------------------
METALS & MINING -- 3.8%
--------------------------------------------------------------------------------
2,705    Barrick Gold Corp.                                               83,314
--------------------------------------------------------------------------------
1,656    Nucor Corp.                                                      88,050
--------------------------------------------------------------------------------
                                                                         171,364
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 22.2%
--------------------------------------------------------------------------------
1,451    Chevron Corp.                                                    95,447
--------------------------------------------------------------------------------
2,705    Enbridge Inc.                                                    86,668
--------------------------------------------------------------------------------
1,708    EnCana Corp.                                                     92,335
--------------------------------------------------------------------------------
1,422    ENI SpA ADR                                                      87,282
--------------------------------------------------------------------------------
1,422    Exxon Mobil Corp.                                                96,326
--------------------------------------------------------------------------------
1,708    Hess Corp.                                                       90,353
--------------------------------------------------------------------------------
2,984    Norsk Hydro ASA ADR                                              86,238
--------------------------------------------------------------------------------
  851    Occidental Petroleum Corp.                                       91,695
--------------------------------------------------------------------------------
2,954    Statoil ASA ADR                                                  88,295
--------------------------------------------------------------------------------
1,422    Valero Energy Corp.                                              95,885
--------------------------------------------------------------------------------
1,728    XTO Energy Inc.                                                  81,199
--------------------------------------------------------------------------------
                                                                         991,723
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 7.7%
--------------------------------------------------------------------------------
3,414    Bristol-Myers Squibb Co.                                         81,834
--------------------------------------------------------------------------------
1,391    Johnson & Johnson                                                87,007
--------------------------------------------------------------------------------
2,359    Merck & Co., Inc.                                                94,996
--------------------------------------------------------------------------------
1,281    Novo Nordisk AS ADR                                              78,782
--------------------------------------------------------------------------------
                                                                         342,619
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES --
98.8%
(Cost $4,222,820)                                                      4,410,332
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.2%                                      52,028
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                            $4,462,360
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------

Legacy Multi Cap - Performance

TOTAL RETURNS AS OF JULY 31, 2006
--------------------------------------------------------------------------------
                                                  SINCE             INCEPTION
                                               INCEPTION(1)            DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                                    -0.60%              5/31/06
--------------------------------------------------------------------------------
RUSSELL 3000 INDEX(2)                              0.08%                --
--------------------------------------------------------------------------------
RUSSELL 3000 GROWTH INDEX(2)                      -2.54%                --
--------------------------------------------------------------------------------
Institutional Class                               -0.60%              5/31/06
--------------------------------------------------------------------------------
Advisor Class                                     -0.60%              5/31/06
--------------------------------------------------------------------------------
R Class                                           -0.70%              5/31/06
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not
annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Legacy Multi Cap - Portfolio Commentary

PORTFOLIO MANAGERS: HAROLD BRADLEY AND SHEILA DAVIS

American Century Legacy Multi Cap declined 0.60%* in the 2-month period ended
July 31, 2006. That performance trailed the 0.08% return of the Russell 3000
Index.

American Century Investments launched Legacy Multi Cap on May 31, 2006. The portfolio invests in companies of all sizes and seeks to produce the highest possible absolute return irrespective of benchmark constraints. In normal market conditions, the portfolio will invest a range of 25% to 50% of its assets in each of three areas: small-cap, mid-cap and large-cap stocks.

Harold Bradley, American Century's chief investment officer of small- and mid-cap growth portfolios, and Sheila Davis, portfolio manager, manage Legacy
Multi-Cap. Mr. Bradley also serves as lead portfolio manager for the American
Century New Opportunities, New Opportunities II and Select portfolios.

ECONOMIC & MARKET REVIEW

Rising inflation and slowing economic growth pressured U.S. equity markets in the first two months after Legacy Multi Cap's inception. But markets seemed to find more solid footing toward the end of the period as signs increased that the
Federal Reserve finally might stall its 2-year campaign of interest rate hikes.

The Fed raised its short-term interest rate target once in the period to 5.25%, marking the 17th consecutive increase of 25 basis points. But conflicting data on whether those rate hikes had stamped out inflation left markets gyrating throughout the first six weeks of the period.

However, markets rallied in late July after Fed chairman Ben Bernanke told the
Senate Banking Committee that he expected inflation to gradually decline in coming months. In addition, the economy grew at just a 2.5% rate in the second quarter of 2006, down from a 5.6% pace in the first quarter. The lower-than-expected growth figure boosted the notion that Fed had succeeded in engineering a so-called "soft landing" in the economy that would ease inflationary pressures.

TECHNOLOGY TRIPS PERFORMANCE

The portfolio benefited on a relative basis from a substantial underweight in the information technology sector, which has suffered from a variety of troubling news for large-cap technology players. But security selection in the sector more than wiped out those relative gains, and the sector as a whole fared worse than any other in the portfolio on a total-return basis.

Conversely, security selection boosted returns in the industrials sector, which aided the portfolio's relative performance

TOP TEN HOLDINGS
AS OF JULY 31, 2006
--------------------------------------------------------------------------------
                                                       % OF NET ASSETS
                                                        AS OF 7/31/06
--------------------------------------------------------------------------------
Loews Corp. - Carolina Group                                 1.2%
--------------------------------------------------------------------------------
Chevron Corp.                                                1.1%
--------------------------------------------------------------------------------
Avici Systems Inc.                                           1.1%
--------------------------------------------------------------------------------
AT&T Inc.                                                    1.1%
--------------------------------------------------------------------------------
ONEOK, Inc.                                                  1.1%
--------------------------------------------------------------------------------
ProCentury Corp.                                             1.1%
--------------------------------------------------------------------------------
Southern Copper Corp.                                        1.1%
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                   1.1%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                            1.1%
--------------------------------------------------------------------------------
Republic Airways Holdings Inc.                               1.1%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.    (continued)

------

Legacy Multi Cap - Portfolio Commentary

despite its detrimental overweight position. But the sector, whose performance trailed all others in the benchmark during the period, dragged down the portfolio's absolute return.

Meanwhile, an underweight stake in consumer discretionary stocks, combined with solid stock picks in the sector, trimmed the portfolio's relative losses in the period. Energy, financials and health care led the way on an absolute basis;
health care led all sectors in relative underperformance.

BROAD-BASED CONTRIBUTIONS

OmniVision Technologies, a semiconductor company whose shares plunged 35% in the period and led all portfolio detractors, highlighted the challenges in technology security selection that Legacy Multi Cap faced in the period. The portfolio mitigated IT losses through its underweight sector weighting, but technology still accounted for four of its 10 worst individual performers.

The technology woes overshadowed broad-based contributions from an array of stocks in a variety of sectors. Carolina Group, a tobacco-marketing arm of conglomerate Loews Corp. and the portfolio's second-heaviest average holding, led all individual contributors to the portfolio during the 2-month period as its shares rallied 24%, primarily after the tobacco industry won a favorable decision in key class-action suit.

Another top 10 average holding, gas utility ONEOK, also ranked as a top 10 portfolio performer. ONEOK's shares gained 12% in the period, and shortly after the period ended, the company reported 2nd-quarter 2006 profits that tripled from a year ago. In essence, the portfolio managers view ONEOK a classic example of the way Legacy Multi Cap marries a focus on earnings acceleration with stock price momentum.

From a sector and industry standpoint, energy led the way, with stakes in eight exploration and production firms boosting returns. Overweight positions in several real estate investment trusts and insurance providers did the same.

INVESTMENT PHILOSOPHY

Legacy Multi Cap employs financial acceleration and price momentum characteristics to identify investment opportunities. James Stowers, Jr.,
American Century's founder, developed the company' initial acceleration and momentum model in the 1970s. Legacy Multi-Cap enhances this traditional American
Century. It uses a quantitative model consisting of additional financial and market factors that aim to exploit investment opportunities across the growth and value spectrum, depending on the economic cycle.

TOP FIVE INDUSTRIES
AS OF JULY 31, 2006
--------------------------------------------------------------------------------
                                                       % OF NET ASSETS
                                                        AS OF 7/31/06
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                  9.3%
--------------------------------------------------------------------------------
Insurance                                                    9.0%
--------------------------------------------------------------------------------
Health Care Providers & Services                             9.0%
--------------------------------------------------------------------------------
Metals & Mining                                              7.8%
--------------------------------------------------------------------------------
Machinery                                                    6.0%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                       % OF NET ASSETS
                                                        AS OF 7/31/06
--------------------------------------------------------------------------------
Domestic Common Stocks                                      85.0%
--------------------------------------------------------------------------------
Foreign Common Stocks(1)                                    13.5%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                         98.5%
--------------------------------------------------------------------------------
Other Assets and Liabilities                                 1.5%
--------------------------------------------------------------------------------

(1) Includes depositary shares, dual listed securities, and foreign ordinary shares.

------

Legacy Multi Cap - Schedule of Investments

JULY 31, 2006

Shares                                                                   Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.5%

AEROSPACE & DEFENSE -- 5.7%
--------------------------------------------------------------------------------
1,012    Goodrich Corporation                                         $   40,854
--------------------------------------------------------------------------------
1,034    Honeywell International Inc.                                     40,016
--------------------------------------------------------------------------------
1,220    Moog Inc. Cl A(1)                                                42,322
--------------------------------------------------------------------------------
  743    Precision Castparts Corp.                                        44,320
--------------------------------------------------------------------------------
  787    Rockwell Collins                                                 42,002
--------------------------------------------------------------------------------
1,162    Teledyne Technologies Inc.(1)                                    44,342
--------------------------------------------------------------------------------
                                                                         253,856
--------------------------------------------------------------------------------
AIRLINES -- 2.0%
--------------------------------------------------------------------------------
1,127    Alaska Air Group, Inc.(1)                                        41,846
--------------------------------------------------------------------------------
2,829    Republic Airways Holdings Inc.(1)                                47,017
--------------------------------------------------------------------------------
                                                                          88,863
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.9%
--------------------------------------------------------------------------------
  551    Magna International Inc. Cl A                                    40,493
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.0%
--------------------------------------------------------------------------------
  709    Gilead Sciences, Inc.(1)                                         43,589
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 4.0%
--------------------------------------------------------------------------------
  322    Bear Stearns Companies Inc. (The)                                45,681
--------------------------------------------------------------------------------
  752    Credit Suisse Group ADR                                          42,037
--------------------------------------------------------------------------------
  282    Goldman Sachs Group, Inc. (The)                                  43,076
--------------------------------------------------------------------------------
  676    Morgan Stanley                                                   44,954
--------------------------------------------------------------------------------
                                                                         175,748
--------------------------------------------------------------------------------
CHEMICALS -- 2.0%
--------------------------------------------------------------------------------
  938    Bayer AG ADR                                                     46,178
--------------------------------------------------------------------------------
1,760    Rockwood Holdings, Inc.(1)                                       40,726
--------------------------------------------------------------------------------
                                                                          86,904
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.9%
--------------------------------------------------------------------------------
1,025    BB&T Corporation                                                 43,040
--------------------------------------------------------------------------------
1,165    KeyCorp                                                          42,989
--------------------------------------------------------------------------------
1,496    United Security Bancshares, Inc.                                 41,260
--------------------------------------------------------------------------------
  640    Wells Fargo & Co.                                                46,297
--------------------------------------------------------------------------------
                                                                         173,586
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 2.7%
--------------------------------------------------------------------------------
1,014    Cintas Corp.                                                     35,794
--------------------------------------------------------------------------------
  665    Manpower Inc.                                                    39,554
--------------------------------------------------------------------------------
4,239    Thomas Group, Inc.                                               42,390
--------------------------------------------------------------------------------
                                                                         117,738
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.0%
--------------------------------------------------------------------------------
5,774    Avici Systems Inc.(1)                                            50,176
--------------------------------------------------------------------------------
1,985    Nokia Oyj ADR                                                    39,402
--------------------------------------------------------------------------------
                                                                          89,578
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.0%
--------------------------------------------------------------------------------
  779    Lexmark International, Inc. Cl A(1)                              42,105
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
--------------------------------------------------------------------------------
  872    Bank of America Corp.                                            44,934
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

DIVERSIFIED

TELECOMMUNICATION SERVICES --
2.1%
--------------------------------------------------------------------------------
1,638    AT&T Inc.                                                    $   49,123
--------------------------------------------------------------------------------
1,305    Swisscom AG ADR                                                  42,935
--------------------------------------------------------------------------------
                                                                          92,058
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 2.9%
--------------------------------------------------------------------------------
1,396    Belden CDT Inc.                                                  45,300
--------------------------------------------------------------------------------
1,146    Encore Wire Corp.(1)                                             40,672
--------------------------------------------------------------------------------
  611    Genlyte Group Inc.(1)                                            42,495
--------------------------------------------------------------------------------
                                                                         128,467
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 0.8%
--------------------------------------------------------------------------------
1,681    Orbotech Ltd.(1)                                                 36,242
--------------------------------------------------------------------------------
GAS UTILITIES -- 1.1%
--------------------------------------------------------------------------------
1,315    ONEOK, Inc.                                                      48,931
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
--------------------------------------------------------------------------------
  981    Hospira Inc.(1)                                                  42,859
--------------------------------------------------------------------------------
  940    Palomar Medical
         Technologies Inc.(1)                                             35,805
--------------------------------------------------------------------------------
                                                                          78,664
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 9.0%
--------------------------------------------------------------------------------
 1,732   Amsurg Corp.(1)                                                  38,398
--------------------------------------------------------------------------------
 1,144   Fresenius Medical Care AG ADR                                    45,600
--------------------------------------------------------------------------------
   721   Laboratory Corporation
         of America Holdings(1)                                           46,447
--------------------------------------------------------------------------------
 1,203   LifePoint Hospitals Inc.(1)                                      40,529
--------------------------------------------------------------------------------
   912   Manor Care, Inc.                                                 45,646
--------------------------------------------------------------------------------
   758   Quest Diagnostics Inc.                                           45,571
--------------------------------------------------------------------------------
 1,038   Sierra Health Services, Inc.(1)                                  44,821
--------------------------------------------------------------------------------
   837   Universal Health Services, Inc. Cl B                             46,872
--------------------------------------------------------------------------------
   869   WellCare Health Plans Inc.(1)                                    42,633
--------------------------------------------------------------------------------
                                                                         396,517
--------------------------------------------------------------------------------
INSURANCE -- 9.0%
--------------------------------------------------------------------------------
   849   Chubb Corp.                                                      42,807
--------------------------------------------------------------------------------
 1,492   Commerce Group, Inc. (The)                                       45,073
--------------------------------------------------------------------------------
   488   Hartford Financial Services
         Group Inc. (The)                                                 41,402
--------------------------------------------------------------------------------
   765   Lincoln National Corp.                                           43,360
--------------------------------------------------------------------------------
 1,260   Loews Corp.                                                      46,696
--------------------------------------------------------------------------------
   840   MetLife, Inc.                                                    43,680
--------------------------------------------------------------------------------
 1,115   Midland Co. (The)                                                41,813
--------------------------------------------------------------------------------
 3,336   ProCentury Corp.                                                 48,671
--------------------------------------------------------------------------------
   727   Torchmark Corp.                                                  43,962
--------------------------------------------------------------------------------
                                                                         397,464
--------------------------------------------------------------------------------
IT SERVICES -- 0.8%
--------------------------------------------------------------------------------
1,266    Mantech International Corp. Cl A(1)                              35,689
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 1.1%
--------------------------------------------------------------------------------
1,456    Applera Corporation -
         Applied Biosystems Group                                         46,810
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Legacy Multi Cap - Schedule of
Investments

JULY 31, 2006

Shares                                                                   Value
--------------------------------------------------------------------------------

MACHINERY -- 6.0%
--------------------------------------------------------------------------------
1,077    Albany International Corp.                                   $   38,697
--------------------------------------------------------------------------------
  395    Cummins Inc.                                                     46,214
--------------------------------------------------------------------------------
  873    Dover Corp.                                                      41,153
--------------------------------------------------------------------------------
  791    Lincoln Electric Holdings, Inc.                                  45,388
--------------------------------------------------------------------------------
  561    Paccar Inc.                                                      45,301
--------------------------------------------------------------------------------
  872    Volvo AB ADR                                                     46,277
--------------------------------------------------------------------------------
                                                                         263,030
--------------------------------------------------------------------------------
MEDIA -- 3.8%
--------------------------------------------------------------------------------
1,456    Catalina Marketing Corp.                                         42,326
--------------------------------------------------------------------------------
2,246    News Corp. Cl A                                                  43,213
--------------------------------------------------------------------------------
1,415    Tribune Co.                                                      42,040
--------------------------------------------------------------------------------
   54    Washington Post Co. (The) Cl B                                   41,634
--------------------------------------------------------------------------------
                                                                         169,213
--------------------------------------------------------------------------------
METALS & MINING -- 7.8%
--------------------------------------------------------------------------------
1,345    Alcoa Inc.                                                       40,283
--------------------------------------------------------------------------------
1,427    Cia Siderurgica Nacional SA ADR                                  46,135
--------------------------------------------------------------------------------
  460    IPSCO Inc.                                                       43,291
--------------------------------------------------------------------------------
1,390    Metal Management Inc.                                            39,587
--------------------------------------------------------------------------------
  833    Nucor Corp.                                                      44,290
--------------------------------------------------------------------------------
  497    Southern Copper Corp.                                            47,961
--------------------------------------------------------------------------------
  658    United States Steel Corp.                                        41,500
--------------------------------------------------------------------------------
2,081    Worthington Industries, Inc.                                     42,494
--------------------------------------------------------------------------------
                                                                         345,541
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 9.3%
--------------------------------------------------------------------------------
  770    Chevron Corp.                                                    50,651
--------------------------------------------------------------------------------
  703    Exxon Mobil Corp.                                                47,621
--------------------------------------------------------------------------------
  873    Hess Corp.                                                       46,182
--------------------------------------------------------------------------------
1,579    Knightsbridge Tankers Ltd.(1)                                    45,412
--------------------------------------------------------------------------------
3,046    NGP Capital Resources Co.                                        41,182
--------------------------------------------------------------------------------
  443    Occidental Petroleum Corp.                                       47,733
--------------------------------------------------------------------------------
1,394    Statoil ASA ADR                                                  41,667
--------------------------------------------------------------------------------
  966    Swift Energy Co.(1)                                              46,368
--------------------------------------------------------------------------------
  664    Valero Energy Corp.                                              44,774
--------------------------------------------------------------------------------
                                                                         411,590
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 1.9%
--------------------------------------------------------------------------------
1,726    Bristol-Myers Squibb Co.                                         41,372
--------------------------------------------------------------------------------
  955    Forest Laboratories, Inc.(1)                                     44,226
--------------------------------------------------------------------------------
                                                                          85,598
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 4.0%
--------------------------------------------------------------------------------
1,264    American Home Mortgage
         Investment Corp.                                             $   44,139
--------------------------------------------------------------------------------
1,284    Capital Trust Inc. Cl A                                          44,145
--------------------------------------------------------------------------------
1,098    iStar Financial Inc.                                             43,656
--------------------------------------------------------------------------------
4,496    Luminent Mortgage Capital, Inc.                                  43,386
--------------------------------------------------------------------------------
                                                                        175,326
--------------------------------------------------------------------------------
ROAD & RAIL -- 1.0%
--------------------------------------------------------------------------------
  954    Dollar Thrifty Automotive
         Group, Inc.(1)                                                   42,701
--------------------------------------------------------------------------------
SOFTWARE -- 1.0%
--------------------------------------------------------------------------------
9,520    Captaris, Inc.(1)                                                43,602
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 3.0%
--------------------------------------------------------------------------------
1,360    American Eagle Outfitters, Inc.                                  44,690
--------------------------------------------------------------------------------
2,062    Asbury Automotive Group, Inc.(1)                                 41,384
--------------------------------------------------------------------------------
5,905    Hastings Entertainment, Inc.(1)                                  44,819
--------------------------------------------------------------------------------
                                                                         130,893
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
--------------------------------------------------------------------------------
1,296    Unifirst Corporation                                             40,293
--------------------------------------------------------------------------------
  678    VF Corp.                                                         45,982
--------------------------------------------------------------------------------
                                                                          86,275
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.9%
--------------------------------------------------------------------------------
1,374    BankUnited Financial Corp. Cl A                                  40,657
--------------------------------------------------------------------------------
  703    Radian Group Inc.                                                43,255
--------------------------------------------------------------------------------
                                                                          83,912
--------------------------------------------------------------------------------
TOBACCO -- 1.2%
--------------------------------------------------------------------------------
  903    Loews Corp. - Carolina Group                                     51,814
--------------------------------------------------------------------------------
WIRELESS
TELECOMMUNICATION SERVICES -- 0.9%
--------------------------------------------------------------------------------
2,629    NTT DoCoMo, Inc. ADR                                             38,226
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES --
98.5%
(Cost $4,292,124)                                                      4,345,957
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.5%                                      66,280
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                            $4,412,237
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                    BEGINNING         ENDING       DURING PERIOD(1)   ANNUALIZED
                   ACCOUNT VALUE   ACCOUNT VALUE       2/1/06 -         EXPENSE
                      2/1/06          7/31/06           7/31/06         RATIO(1)
--------------------------------------------------------------------------------
LEGACY FOCUSED LARGE CAP SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class        $1,000        $1,011.00(2)        $1.85(3)         1.10%
--------------------------------------------------------------------------------
Institutional Class   $1,000        $1,011.00(2)        $1.51(3)         0.90%
--------------------------------------------------------------------------------
Advisor Class         $1,000        $1,011.00(2)        $2.27(3)         1.35%
--------------------------------------------------------------------------------
R Class               $1,000        $1,010.00(2)        $2.69(3)         1.60%
--------------------------------------------------------------------------------
HYPOTHETICAL
------------------------------------------
Investor Class        $1,000        $1,019.34(4)        $5.51(4)         1.10%
--------------------------------------------------------------------------------
Institutional Class   $1,000        $1,020.33(4)        $4.51(4)         0.90%
--------------------------------------------------------------------------------
Advisor Class         $1,000        $1,018.10(4)        $6.76(4)         1.35%
--------------------------------------------------------------------------------
R Class               $1,000        $1,016.86(4)        $8.00(4)         1.60%
--------------------------------------------------------------------------------
LEGACY LARGE CAP SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class        $1,000        $1,015.00(2)        $1.85(3)         1.10%
--------------------------------------------------------------------------------
Institutional Class   $1,000        $1,015.00(2)        $1.52(3)         0.90%
--------------------------------------------------------------------------------
Advisor Class         $1,000        $1,014.00(2)        $2.27(3)         1.35%
--------------------------------------------------------------------------------
R Class               $1,000        $1,014.00(2)        $2.69(3)         1.60%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class        $1,000        $1,019.34(4)        $5.51(4)         1.10%
--------------------------------------------------------------------------------
Institutional Class   $1,000        $1,020.33(4)        $4.51(4)         0.90%
--------------------------------------------------------------------------------
Advisor Class         $1,000        $1,018.10(4)        $6.76(4)         1.35%
--------------------------------------------------------------------------------
R Class               $1,000        $1,016.86(4)        $8.00(4)         1.60%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from May 31, 2006 (fund inception) through July 31, 2006.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from May 31, 2006 (fund inception), through July 31, 2006, divided by 365, to reflect the period.
    Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

(continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                    BEGINNING         ENDING       DURING PERIOD(1)   ANNUALIZED
                   ACCOUNT VALUE   ACCOUNT VALUE       2/1/06 -         EXPENSE
                      2/1/06          7/31/06           7/31/06         RATIO(1)
--------------------------------------------------------------------------------
LEGACY MULTI CAP SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class        $1,000          $994.00(2)        $1.92(3)         1.15%
--------------------------------------------------------------------------------
Institutional Class   $1,000          $994.00(2)        $1.58(3)         0.95%
--------------------------------------------------------------------------------
Advisor Class         $1,000          $994.00(2)        $2.33(3)         1.40%
--------------------------------------------------------------------------------
R Class               $1,000          $993.00(2)        $2.75(3)         1.65%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class        $1,000        $1,019.09(4)        $5.76(4)         1.15%
--------------------------------------------------------------------------------
Institutional Class   $1,000        $1,020.08(4)        $4.76(4)         0.95%
--------------------------------------------------------------------------------
Advisor Class         $1,000        $1,017.85(4)        $7.00(4)         1.40%
--------------------------------------------------------------------------------
R Class               $1,000        $1,016.61(4)        $8.25(4)         1.65%
--------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from May 31, 2006 (fund inception) through July 31, 2006.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 61, the number of days in the period from May 31, 2006 (fund inception), through July 31, 2006, divided by 365, to reflect the period.
    Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

------

Statement of Assets and Liabilities

JULY 31, 2006
--------------------------------------------------------------------------------
                                           FOCUSED
                                          LARGE CAP      LARGE CAP    MULTI CAP
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $5,708,067, $4,222,820
and $4,292,124, respectively)            $5,893,389    $4,410,332    $4,345,957
------------------------------------
Cash                                        115,989        41,416        73,000
------------------------------------
Receivable for investments sold             173,883       325,296        37,789
------------------------------------
Dividends and interest receivable            10,530         4,573         3,713
--------------------------------------------------------------------------------
                                          6,193,791     4,781,617     4,460,459
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased           158,666       315,041        43,912
------------------------------------
Accrued management fees                       4,808         3,581         3,838
------------------------------------
Distribution fees payable                       174           159           131
------------------------------------
Service fees (and distribution
fees - R Class) payable                         493           476           341
--------------------------------------------------------------------------------
                                            164,141       319,257        48,222
--------------------------------------------------------------------------------

NET ASSETS                               $6,029,650    $4,462,360    $4,412,237
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and
paid-in surplus)                         $5,962,269    $4,376,475    $4,414,997
------------------------------------
Undistributed net
investment income                             6,504         3,553         5,607
------------------------------------
Accumulated net realized
loss on investment transactions            (124,445)     (105,180)      (62,200)
------------------------------------
Net unrealized
appreciation on investments                 185,322       187,512        53,833
--------------------------------------------------------------------------------
                                         $6,029,650    $4,462,360    $4,412,237
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                               $3,669,009    $2,180,377    $2,800,513
------------------------------------
Shares outstanding                          362,897       214,908       281,705
------------------------------------
Net asset value per share                    $10.11        $10.15         $9.94
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                 $758,474      $761,149      $497,199
------------------------------------
Shares outstanding                           75,000        75,000        50,000
------------------------------------
Net asset value per share                    $10.11        $10.15         $9.94
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                 $844,580      $760,576      $617,908
------------------------------------
Shares outstanding                           83,577        75,000        62,185
------------------------------------
Net asset value per share                    $10.11        $10.14         $9.94
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                 $757,587      $760,258      $496,617
------------------------------------
Shares outstanding                           75,000        75,000        50,000
------------------------------------
Net asset value per share                    $10.10        $10.14         $9.93
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

PERIOD ENDED JULY 31, 2006(1)
------------------------------------------------------------------------------
                                             FOCUSED
                                            LARGE CAP    LARGE CAP  MULTI CAP
------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
------------------------------------------------------------------------------
INCOME:
-----------------------------------------
Dividends (net of foreign taxes withheld
of $-, $331 and $50, respectively)            $12,875     $ 8,977    $10,720
-----------------------------------------
Interest                                        3,337       2,378      2,439
------------------------------------------------------------------------------
                                               16,212      11,355     13,159
------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------
Management fees                                 8,427       6,556      6,669
-----------------------------------------
Distribution fees - Advisor Class                 326         310        233
-----------------------------------------
Service fees - Advisor Class                      326         310        233
-----------------------------------------
Distribution and service fees - R Class           621         619        411
-----------------------------------------
Directors' fees and expenses                        8           7          6
------------------------------------------------------------------------------
                                                9,708       7,802      7,552
------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                    6,504       3,553      5,607
------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------
Net realized gain (loss)
on investment transactions                   (124,445)   (105,180)   (62,200)
-----------------------------------------
Change in net unrealized appreciation
(depreciation) on investments                 185,322     187,512     53,833
------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)        60,877      82,332     (8,367)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                     $67,381     $85,885    $(2,760)
==============================================================================

(1) May 31, 2006 (fund inception) through July 31,
2006.

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

PERIOD ENDED JULY 31, 2006(1)
--------------------------------------------------------------------------------
                                           FOCUSED
                                          LARGE CAP     LARGE CAP     MULTI CAP
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)             $    6,504    $    3,553    $    5,607
-------------------------------------
Net realized gain (loss)                   (124,445)     (105,180)      (62,200)
-------------------------------------
Change in net unrealized
appreciation (depreciation)                 185,322       187,512        53,833
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                    67,381        85,885        (2,760)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions           5,962,269     4,376,475     4,414,997
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     6,029,650     4,462,360     4,412,237
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
End of period                            $6,029,650    $4,462,360    $4,412,237
================================================================================

Undistributed net investment income          $6,504        $3,553        $5,607
================================================================================

(1) May 31, 2006 (fund inception) through July 31,
2006.

See Notes to Financial Statements.

------

Notes to Financial Statements

JULY 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Legacy Focused Large Cap Fund (Focused
Large Cap), Legacy Large Cap Fund (Large Cap) and Legacy Multi Cap Fund (Multi
Cap) (collectively, the funds) are three funds in a series issued by the corporation. Focused Large Cap is non-diversified under the 1940 Act. Large Cap and Multi Cap are diversified under the 1940 Act. The funds' investment objective is to seek long-term capital growth. Focused Large Cap and Large Cap pursue their investment objective by investing in stocks of large-sized market capitalization companies. Multi Cap pursues its investment objective by investing in stocks of small-, mid- and large-sized market capitalization companies. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.
All classes of the funds commenced sale on May 31, 2006, the funds' inception date.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

(continued)

------

Notes to Financial Statements

JULY 31, 2006

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS - Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of Focused Large Cap and Large
Cap is as follows:

                             INVESTOR & R        INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $500 million               1.10%               0.90%              0.85%
--------------------------------------------------------------------------------
Next $500 million                1.05%               0.85%              0.80%
--------------------------------------------------------------------------------
Next $4 billion                  1.00%               0.80%              0.75%
--------------------------------------------------------------------------------
Next $5 billion                  0.99%               0.79%              0.74%
--------------------------------------------------------------------------------
Next $5 billion                  0.98%               0.78%              0.73%
--------------------------------------------------------------------------------
Next $5 billion                  0.97%               0.77%              0.72%
--------------------------------------------------------------------------------
Next $5 billion                  0.95%               0.75%              0.70%
--------------------------------------------------------------------------------
Next $5 billion                  0.90%               0.70%              0.65%
--------------------------------------------------------------------------------
Over $30 billion                 0.80%               0.60%              0.55%
--------------------------------------------------------------------------------

(continued)

------

Notes to Financial Statements

JULY 31, 2006

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The annual management fee schedule for each class of Multi Cap is as follows:

                               INVESTOR & R       INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $500 million                1.15%               0.95%              0.90%
--------------------------------------------------------------------------------
Next $500 million                 1.10%               0.90%              0.85%
--------------------------------------------------------------------------------
Next $4 billion                   1.05%               0.85%              0.80%
--------------------------------------------------------------------------------
Next $5 billion                   1.04%               0.84%              0.79%
--------------------------------------------------------------------------------
Next $5 billion                   1.03%               0.83%              0.78%
--------------------------------------------------------------------------------
Next $5 billion                   1.02%               0.82%              0.77%
--------------------------------------------------------------------------------
Next $5 billion                   1.00%               0.80%              0.75%
--------------------------------------------------------------------------------
Next $5 billion                   0.95%               0.75%              0.70%
--------------------------------------------------------------------------------
Over $30 billion                  0.85%               0.65%              0.60%
--------------------------------------------------------------------------------

For the period May 31, 2006 (fund inception) through July 31, 2006, the effective annual management fee for each class of each fund was as follows:

                               INVESTOR & R       INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
Focused Large Cap                 1.10%               0.90%              0.85%
--------------------------------------------------------------------------------
Large Cap                         1.10%               0.90%              0.85%
--------------------------------------------------------------------------------
Multi Cap                         1.15%               0.95%              0.90%
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the R Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services,
Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee equal to 0.50%. The fees are computed and accrued daily based on each class's average daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for R
Class shares. Fees incurred under the plans during the period May 31, 2006 (fund inception) through July 31, 2006, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC. ACIM owns 50%, 68% and 45% of the outstanding shares of Focused Large Cap, Large Cap and Multi Cap, respectively.

JPMorgan Chase Bank is a custodian of the funds and a wholly owned subsidiary of
J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

(continued)

------

Notes to Financial Statements

JULY 31, 2006

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the period
May 31, 2006 (fund inception) through July 31, 2006, were as follows:

                         FOCUSED LARGE CAP      LARGE CAP            MULTI CAP
--------------------------------------------------------------------------------
Purchases                   $7,226,132         $5,736,905           $4,829,310
--------------------------------------------------------------------------------
Proceeds from sales         $1,393,578         $1,408,891             $474,677
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

                        FOCUSED LARGE CAP            LARGE CAP               MULTI CAP
----------------------------------------------------------------------------------------------
                       SHARES       AMOUNT      SHARES      AMOUNT      SHARES       AMOUNT
----------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------
PERIOD ENDED
JULY 31, 2006(1)
----------------
Sold                  365,089    $3,649,367    223,046    $2,206,213    294,202    $2,919,311
----------------
Redeemed               (2,192)      (21,621)    (8,138)      (79,957)   (12,497)     (122,653)
----------------------------------------------------------------------------------------------
Net increase
(decrease)            362,897    $3,627,746    214,908    $2,126,256    281,705    $2,796,658
==============================================================================================
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------
PERIOD ENDED
JULY 31, 2006(1)
----------------
Sold                   75,000      $750,133     75,000      $750,073     50,000      $500,036
==============================================================================================
ADVISOR CLASS
----------------------------------------------------------------------------------------------
PERIOD ENDED
JULY 31, 2006(1)
----------------
Sold                   83,577      $834,257     75,000      $750,073     62,185      $618,223
==============================================================================================
R CLASS
----------------------------------------------------------------------------------------------
PERIOD ENDED
JULY 31, 2006(1)
----------------
Sold                   75,000      $750,133     75,000      $750,073     50,000      $500,080
==============================================================================================

(1) May 31, 2006 (fund inception) through July 31,
2006.

5. RISK FACTORS

The funds' investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Legacy Focused Large Cap is considered non-diversified which may subject the fund to risk because a price change in any one security may have a greater impact than would be the case if the fund were diversified.

Legacy Multi Cap invests in common stocks of small companies. Because of this,
Multi Cap may be subject to greater risk and market fluctuations than a fund that only invests in larger, more established companies.

(continued)

------

Notes to Financial Statements

JULY 31, 2006

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. There were no distributions paid by the funds during the period May 31, 2006 (fund inception)
through July 31, 2006

As of July 31, 2006, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:
--------------------------------------------------------------------------------
                                   FOCUSED LARGE CAP   LARGE CAP     MULTI CAP
--------------------------------------------------------------------------------
Federal tax cost of investments        $5,708,067      $4,222,820   $4,291,956
================================================================================
Gross tax appreciation
of investments                           $229,946        $193,378     $138,330
--------------------------------
Gross tax depreciation
of investments                            (44,624)         (5,866)     (84,329)
--------------------------------------------------------------------------------
Net tax appreciation
(depreciation) of investments            $185,322        $187,512      $54,001
================================================================================
Undistributed net
investment income                          $6,504          $3,553       $5,607
--------------------------------
Capital loss deferrals                  $(124,445)      $(105,180)    $(62,368)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to return of capital dividends.

The capital loss deferrals represent net capital losses incurred in the two-month period ended July 31, 2006. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

7. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board issued Interpretation No.
48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB
Statement No. 109" (the Interpretation). The Interpretation establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The
Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness.
Management has recently begun to evaluate the application of the Interpretation to each fund, and is not in a position at this time to estimate the significance of its impact, if any, on each fund's financial statements.

------

Legacy Focused Large Cap - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                      INVESTOR
                                                                        CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
 Net Investment Income (Loss)(2)                                          0.01
-------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                  0.10
--------------------------------------------------------------------------------
 Total From Investment Operations                                         0.11
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.11
================================================================================
  TOTAL RETURN(3)                                                         1.10%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.10%(4)
-------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets            0.88%(4)
-------------------------------------------------------------
Portfolio Turnover Rate                                                     30%
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $3,669
--------------------------------------------------------------------------------

(1) May 31, 2006 (fund inception) through July 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Legacy Focused Large Cap - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------

INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------
 Net Investment Income (Loss)(2)                                         0.02
-----------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                 0.09
--------------------------------------------------------------------------------
 Total From Investment Operations                                        0.11
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.11
================================================================================
  TOTAL RETURN(3)                                                        1.10%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.90%(4)
-----------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets           1.08%(4)
-----------------------------------------------------------
Portfolio Turnover Rate                                                    30%
-----------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $758
--------------------------------------------------------------------------------

(1) May 31, 2006 (fund inception) through July 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Legacy Focused Large Cap - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       ADVISOR
                                                                        CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------
 Net Investment Income (Loss)(2)                                         0.01
-----------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                 0.10
--------------------------------------------------------------------------------
 Total From Investment Operations                                        0.11
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.11
================================================================================
  TOTAL RETURN(3)                                                        1.10%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.35%(4)
-----------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets           0.63%(4)
-----------------------------------------------------------
Portfolio Turnover Rate                                                    30%
-----------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $845
--------------------------------------------------------------------------------

(1) May 31, 2006 (fund inception) through July 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Legacy Focused Large Cap - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                        R CLASS
--------------------------------------------------------------------------------
                                                                        2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------
 Net Investment Income (Loss)(2)                                          0.01
-----------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                  0.09
--------------------------------------------------------------------------------
 Total From Investment Operations                                         0.10
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.10
================================================================================
  TOTAL RETURN(3)                                                         1.00%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.60%(4)
-----------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets            0.38%(4)
-----------------------------------------------------------
Portfolio Turnover Rate                                                     30%
-----------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $758
--------------------------------------------------------------------------------

(1) May 31, 2006 (fund inception) through July 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Legacy Large Cap - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                      INVESTOR
                                                                        CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------------
 Net Investment Income (Loss)(2)                                         0.01
-----------------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                 0.14
--------------------------------------------------------------------------------
 Total From Investment Operations                                        0.15
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.15
================================================================================
  TOTAL RETURN(3)
                                                        1.50%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets                     1.10%(4)
-----------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets           0.66%(4)
-----------------------------------------------------------------------
Portfolio Turnover Rate                                                    39%
-----------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $2,180
--------------------------------------------------------------------------------

(1) May 31, 2006 (fund inception) through July 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Legacy Large Cap - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------

INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
 Net Investment Income (Loss)(2)                                         0.01
------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                 0.14
--------------------------------------------------------------------------------
 Total From Investment Operations                                        0.15
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.15
================================================================================
  TOTAL RETURN(3)                                                        1.50%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.90%(4)
------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets           0.86%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                    39%
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $761
--------------------------------------------------------------------------------

(1) May 31, 2006 (fund inception) through July 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Legacy Large Cap - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       ADVISOR
                                                                        CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
 Net Investment Income (Loss)(2)                                          0.01
------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                  0.13
--------------------------------------------------------------------------------
 Total From Investment Operations                                         0.14
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $10.14
================================================================================
  TOTAL RETURN(3)                                                         1.40%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.35%(4)
------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets            0.41%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                     39%
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $761
--------------------------------------------------------------------------------

(1) May 31, 2006 (fund inception) through July 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Legacy Large Cap - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                        R CLASS
--------------------------------------------------------------------------------
                                                                        2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
 Net Investment Income (Loss)(2)                                           --(3)
------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                 0.14
--------------------------------------------------------------------------------
 Total From Investment Operations                                        0.14
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.14
================================================================================
  TOTAL RETURN(4)                                                        1.40%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.60%(5)
------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets           0.16%(5)
------------------------------------------------------------
Portfolio Turnover Rate                                                    39%
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $760
--------------------------------------------------------------------------------

(1) May 31, 2006 (fund inception) through July 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------

Legacy Multi Cap - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                      INVESTOR
                                                                        CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
 Net Investment Income (Loss)(2)                                         0.01
------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                (0.07)
--------------------------------------------------------------------------------
 Total From Investment Operations                                       (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $9.94
================================================================================
  TOTAL RETURN(3)                                                       (0.60)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.15%(4)
------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets            0.99%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                     14%
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $2,801
--------------------------------------------------------------------------------

(1) May 31, 2006 (fund inception) through July 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Legacy Multi Cap - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------

INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
 Net Investment Income (Loss)(2)                                         0.02
------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                (0.08)
--------------------------------------------------------------------------------
 Total From Investment Operations                                       (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $9.94
================================================================================
  TOTAL RETURN(3)                                                       (0.60)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      0.95%(4)
------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets            1.19%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                     14%
-----------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $497
--------------------------------------------------------------------------------

(1) May 31, 2006 (fund inception) through July 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Legacy Multi Cap - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       ADVISOR
                                                                        CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
 Net Investment Income (Loss)(2)                                         0.01
-------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                (0.07)
--------------------------------------------------------------------------------
 Total From Investment Operations                                       (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $9.94
================================================================================
  TOTAL RETURN(3)                                                       (0.60)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.40%(4)
-------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets            0.74%(4)
-------------------------------------------------------------
Portfolio Turnover Rate                                                     14%
-----------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $618
--------------------------------------------------------------------------------

(1) May 31, 2006 (fund inception) through July 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Legacy Multi Cap - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
 Net Investment Income (Loss)(2)                                         0.01
------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                                (0.08)
--------------------------------------------------------------------------------
 Total From Investment Operations                                       (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $9.93
================================================================================
  TOTAL RETURN(3)                                                       (0.70)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      1.65%(4)
------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets            0.49%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                     14%
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $497
--------------------------------------------------------------------------------

(1) May 31, 2006 (fund inception) through July 31, 2006.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
American Century Growth Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Legacy Focused Large Cap Fund, Legacy Large Cap
Fund, and Legacy Multi Cap Fund (the "Funds"), comprising American Century
Growth Funds, Inc., as of July 31, 2006, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period May 31, 2006 (fund inception) through July 31, 2006. These financial statements and financial highlights are the responsibility of the
Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Funds as of July 31, 2006, and the results of their operations, the changes in their net assets and the financial highlights for the period May 31, 2006 (fund inception) through July 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 12, 2006

------

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned subsidiaries, including
ACIM, ACIS, and ACS. The directors serve in this capacity for seven registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in a similar capacity for the other 14 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUND: Director

FIRST YEAR OF SERVICE: 1980

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, Ph.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUND: Director

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------
JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1942

POSITION(S) HELD WITH FUND: Advisory Board Member

FIRST YEAR OF SERVICE: 2006

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Principal and Chief Financial
Officer, Plaza Belmont LLC

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SCS Transportation, Inc. and
Entertainment Properties Trust
--------------------------------------------------------------------------------

(continued)

------

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

FIRST YEAR OF SERVICE: 1995

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUND: Director

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, Sayers40, Inc., a technology products and service provider

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

FIRST YEAR OF SERVICE: 1994

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, Sprint Corporation

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Director

FIRST YEAR OF SERVICE: 2001

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company (1992 to December 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman

FIRST YEAR OF SERVICE: 1958

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUND: Director, Co-Vice Chairman

FIRST YEAR OF SERVICE: 1990

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present); Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and
other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------

Management

--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Also serves as: Chief Executive Officer, ACIM, ACGIM, ACIS and other ACC subsidiaries;
President, ACIM, ACGIM and other ACC subsidiaries; Executive Vice President,
ACS; Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUND: Executive Vice President

FIRST YEAR OF SERVICE: 2005

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present); Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, Morgan Stanley (March 2000 to November
2005)
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Chief Compliance Officer(1), Senior Vice President,
Treasurer, and Chief Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to present); Also serves as: Senior Vice President, ACS; Assistant Treasurer,
ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present); Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1) Effective August 1, 2006.

The SAI has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

------

Approval of Management Agreements for Legacy Large Cap, Legacy Focused Large Cap
and Legacy Multi Cap

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund's independent directors each year. Under a Securities and
Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recent fiscal half-year period.

At a meeting held March 1, 2006, the board of directors unanimously approved the initial management agreement for Legacy Large Cap, Legacy Focused Large Cap and
Legacy Multi Cap (the "funds"). In advance of the board's consideration,
American Century Investment Management, Inc. (the "advisor") provided information concerning the proposed funds. The information considered and the discussions held at the meeting included, but were not limited to:

* the nature, extent, and quality of investment management, shareholder services, and other services to be provided to the funds under the management agreement;

* the wide range of programs and services to be provided by the advisor to fund shareholders on a routine and non-routine basis;

* a comparison of the cost of owning the funds to the cost of owning similar funds managed by the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

Consistent with the advisor's business strategy for all of its funds, the advisor proposed a unified management fee. Under the unified fee structure, the advisor charges a single, all-inclusive fee for providing all services for the management and operation of the funds, except brokerage expenses, taxes, interest, the fees and expenses of the funds' independent directors (including their independent legal counsel), and extraordinary costs. Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, record keeping, marketing, and shareholder services, or arranging and supervising third parties who provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees, all other components of the total fees other advisors charge to their shareholders may be increased without shareholder approval. The board believes that the unified fee structure is a benefit to fund shareholders because it clearly discloses the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies.

(continued)

------

Approval of Management Agreements for Legacy Large Cap, Legacy Focused Large Cap
and Legacy Multi Cap

Not specifically discussed, but important in the decision to approve the management agreement, is the directors' familiarity with the advisor. The board of directors oversees and evaluates on a continuous basis the nature and quality of all services the advisor performs for other funds within the American Century complex. As such, the directors have confidence in the advisor's integrity and competence in providing services to funds.

In their deliberations, the directors did not identify any single factor as being all important or controlling, and each director attributed different weights to various factors. However, based on their evaluation of all material factors and assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the overall arrangements between the funds and the advisor, as provided in the management agreement, were fair and reasonable in light of the services to be performed and should be approved.

------

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class and R Class. The total expense ratio of
Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of the Advisor Class and R Class shares are higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.25% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000(reg.tm) GROWTH INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The RUSSELL 3000(reg.tm) GROWTH INDEX measures the performance of those Russell
3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------

Notes

------

Notes

------

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GROWTH FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

0609
SH-ANN-51160N

ITEM 2.  CODE OF ETHICS.

a.       The registrant has adopted a Code of Ethics for Senior Financial
         Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.       No response required.

c.       None.

d.       None.

e.       Not applicable.

f.       The registrant's Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios,
         Inc.'s Annual Certified Shareholder Report on Form N-CSR, File No.
         811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)     The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)     D.D. (Del) Hock, Donald H. Pratt and Thomas A. Brown are the
           registrant's designated audit committee financial experts. They are
           "independent" as defined in Item 3 of Form N-CSR.

(a)(3)     Not applicable.

(b)        No response required.

(c)        No response required.

(d)        No response required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

         FY 2005:  $0
         FY 2006:  $31,197

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

         For services rendered to the registrant:

         FY 2005:  $0
         FY 2006:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

         For services rendered to the registrant:

         FY 2005:  $0
         FY 2006:  $4,200

         These services included review of federal and state income tax forms and federal excise tax forms.

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

         For services rendered to the registrant:

         FY 2005:  $0
         FY 2006:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2005:  $0
         FY 2006:  $0

(e)(1)   In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
         Regulation S-X, the registrant's audit committee also pre-approves its accountant's engagements for non-audit services with the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   All services described in each of paragraphs (b) through (d) of this
         Item were pre-approved before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

 (f)     The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)      The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

         FY 2005:  $0
         FY 2006:  $168,356

(h)      The registrant's investment adviser and accountant have notified the registrant's audit committee of all non-audit services that were rendered by the registrant's accountant to the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant's audit committee included sufficient details regarding such services to allow the registrant's audit committee to consider the continuing independence of its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
         Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
         Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios,
         Inc.'s Certified Shareholder Report on Form N-CSR, File No. 811-21591,
         on September 29, 2005.

(a)(2)   Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
         Company Act of 1940, are filed and attached hereto as Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GROWTH FUNDS, INC.

By: /s/ William M. Lyons
   ------------------------------------
   Name:  William M. Lyons
   Title: President

Date:  September 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William M. Lyons
   ------------------------------------
   Name:  William M. Lyons
   Title: President
          (principal executive officer)

Date:  September 29, 2006

By: /s/ Robert J. Leach
   -----------------------------------
   Name:  Robert J. Leach
   Title: Vice President, Treasurer, and
          Chief Financial Officer
          (principal financial officer)

Date:  September 29, 2006